Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 2.9%
Connecticut Avenue Securities Trust 2022-R01 1M1,
US 30 Day Average SOFR + 1.0000%, 5.5598%, 12/25/41 (144A)‡	$182,387		$180,163
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.1098%, 7/25/42 (144A)‡	78,246		78,735
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.0682%, 9/25/42 (144A)‡	296,151		295,943
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 6.9682%, 12/25/42 (144A)‡	339,688		339,185
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 5.0252%, 3/8/49‡	188,120	AUD	125,121
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 6.7098%, 9/25/42 (144A)‡	104,632		104,649
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/42 (144A)‡	128,506		128,867
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA1 M1A,
US 30 Day Average SOFR + 2.1000%, 6.6580%, 3/25/43 (144A)‡	234,000		234,217
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 5.1723%, 1/12/46‡	381,093	AUD	255,181
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,763,106)			1,742,061
Corporate Bonds– 81.8%
Banking – 18.8%
Ally Financial Inc, 5.7500%, 11/20/25	725,000		681,707
Australian Central Credit Union Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 6.0615%, 9/16/31‡	200,000	AUD	129,725
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 6.0128%, 11/30/28‡	2,500,000	AUD	1,676,535
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 1.3200%, 4.7945%, 8/20/31‡	1,500,000	AUD	977,151
DBS Group Holdings Ltd,
USD ICE SWAP 11AM NY 5 Year + 1.5900%, 4.5200%, 12/11/28‡	1,175,000		1,166,869
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.5500%, 5.2357%, 6/17/31‡	2,880,000	AUD	1,878,747
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.0200%, 5.4945%, 11/18/31‡	2,300,000	AUD	1,527,948
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 5.5491%, 6/28/25‡	320,000	AUD	212,817
Standard Chartered PLC, 1.8220%, 11/23/25 (144A)	750,000		697,763
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	1,784,000	AUD	1,189,925
Westpac Banking Corp,
90 Day Australian Bank Bill Rate + 1.9800%, 5.5300%, 8/27/29‡	2,000,000	AUD	1,344,035
			11,483,222
Capital Goods – 7.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 4/30/25 (144A)	1,255,000		1,236,175
Ashtead Capital Inc, 1.5000%, 8/12/26 (144A)	825,000		723,084
Ball Corp, 4.0000%, 11/15/23	950,000		938,763
Boeing Co, 2.1960%, 2/4/26	775,000		719,074
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	950,000		954,164
			4,571,260
Communications – 3.2%
American Tower Corp, 1.4500%, 9/15/26	700,000		622,322
Magallanes Inc, 3.4280%, 3/15/24 (144A)	175,000		170,969
T-Mobile USA Inc, 2.2500%, 2/15/26	775,000		720,797
Warnermedia Holdings Inc, 6.4120%, 3/15/26	450,000		452,272
			1,966,360
Consumer Cyclical – 10.6%
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	1,070,000		991,649
Ford Motor Credit Co LLC, 6.9500%, 3/6/26	600,000		609,000
General Motors Financial Co Inc, 1.0500%, 3/8/24	680,000		650,352
General Motors Financial Co Inc, 1.5000%, 6/10/26	920,000		818,865
Hyundai Capital America, 5.5000%, 3/30/26 (144A)	950,000		951,431
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25 (144A)	966,000		933,943
Volkswagen Financial Services Australia Pty Ltd, 2.4000%, 8/28/24	2,300,000	AUD	1,493,600
			6,448,840
Consumer Non-Cyclical – 5.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
4.6250%, 1/15/27 (144A)	650,000		628,605
Tenet Healthcare Corp, 4.8750%, 1/1/26	675,000		661,743
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	650,000		642,089

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	$700,000		$633,500
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		725,856
			3,291,793
Energy – 1.0%
Antero Resources Corp, 8.3750%, 7/15/26 (144A)	600,000		624,803
Finance Companies – 14.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.1500%, 10/29/23	375,000		363,576
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	400,000		374,175
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.7500%, 10/29/24	325,000		302,776
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		313,395
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.4500%, 10/29/26	425,000		381,528
Air Lease Corp, 1.8750%, 8/15/26	450,000		398,666
Air Lease Corp, 2.1000%, 9/1/28	825,000		687,377
Ares Capital Corp, 2.1500%, 7/15/26	900,000		771,673
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		889,263
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A)	200,000		173,105
Heartland Australia Group Pty Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 5.3285%, 7/9/24‡	2,500,000	AUD	1,663,923
OneMain Finance Corp, 6.1250%, 3/15/24	650,000		633,194
OWL Rock Core Income Corp, 5.5000%, 3/21/25	775,000		754,670
PennyMac Financial Services Inc, 5.3750%, 10/15/25 (144A)	350,000		326,900
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	750,000		671,250
Springleaf Finance Corp, 6.8750%, 3/15/25	345,000		334,307
			9,039,778
Financial Institutions – 3.8%
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 5.9000%, 2/26/24‡	2,000,000	AUD	1,325,291
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 6.1357%, 3/17/25‡	610,000	AUD	398,781
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 4.7566%, 8/15/25‡	880,000	AUD	586,547
			2,310,619
Government Sponsored – 1.8%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	500,000		470,264
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	600,000		599,834
			1,070,098
Industrial – 1.1%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	689,076
Insurance – 3.4%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	185,000		171,927
Athene Global Funding, 1.6080%, 6/29/26 (144A)	1,575,000		1,360,250
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 5.7583%, 6/15/44‡	200,000	AUD	133,098
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 6.0083%, 6/15/45‡	620,000	AUD	411,733
			2,077,008
Real Estate Investment Trusts (REITs) – 2.2%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,314,643
Technology – 8.2%
Broadcom Inc, 1.9500%, 2/15/28 (144A)	1,170,000		1,017,800
Equinix Inc, 1.2500%, 7/15/25	700,000		641,551
Global Payments Inc, 4.9500%, 8/15/27	670,000		661,877
Microchip Technology Inc, 4.2500%, 9/1/25	375,000		369,211
MSCI Inc, 4.0000%, 11/15/29 (144A)	775,000		707,114
Qorvo Inc, 1.7500%, 12/15/24 (144A)	750,000		696,240
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	920,000		886,547
			4,980,340
Total Corporate Bonds (cost $53,500,130)			49,867,840
Foreign Government Bonds– 5.0%
New Zealand Government Bond, 0.5000%, 5/15/24((cost $3,008,725)	5,145,000	NZD	3,061,965
Investment Companies– 1.1%
Exchange-Traded Funds (ETFs) – 1.1%
Janus Henderson AAA CLO£((cost $657,471)	13,400		663,434
Commercial Paper– 4.1%
Global Payments Inc, 0%, 4/3/23◊	$1,250,000		1,249,418

Shares or Principal Amounts		Value
Commercial Paper– (continued)
Jabil Inc, 0%, 4/3/23 (Section 4(2))◊	$1,250,000	$1,249,415
Total Commercial Paper (cost $2,498,973)		2,498,833
Total Investments (total cost $61,428,405) – 94.9%		57,834,133
Cash, Receivables and Other Assets, net of Liabilities – 5.1%		3,134,011
Net Assets – 100%		$60,968,144

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$29,882,891	51.7%
Australia	14,563,371	25.2
New Zealand	4,725,888	8.2
Ireland	1,735,450	3.0
United Kingdom	1,633,664	2.8
Germany	1,493,600	2.6
Israel	1,275,589	2.2
Singapore	1,166,869	2.0
South Korea	886,547	1.5
United Arab Emirates	470,264	0.8

Total	$57,834,133	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/23
Investment Companies - 1.1%
Exchange-Traded Funds (ETFs) - 1.1%
Janus Henderson AAA CLO	$18,065	$-	$5,963	$663,434

(1) For securities that were affiliated for a portion of the period ended March 31, 2023, this column reflects amounts for the entire period ended March 31, 2023 and not just the period in which the security was affiliated.

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 1.1%
Exchange-Traded Funds (ETFs) - 1.1%
Janus Henderson AAA CLO	-	657,471	-	663,434

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
Australian Dollar	4/28/23	100,000	$(66,078)	$814
Australian Dollar	4/28/23	1,500,000	(1,007,172)	(3,796)
New Zealand Dollar	4/28/23	(4,850,000)	3,139,332	107,590

				104,608
Morgan Stanley & Co:
Australian Dollar	4/28/23	(28,200,000)	20,095,123	1,231,644
Total				$1,336,252

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
3-Year Australian Bond	23	6/15/23	$1,672,599	$(1,545)
Futures Short:
2 Year US Treasury Note	23	7/6/23	(4,748,422)	(63,406)
5 Year US Treasury Note	67	7/6/23	(7,337,023)	(141,852)
Total - Futures Short				(205,258)
Total				$(206,803)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 389,525
Average amounts sold - in USD	24,791,391
Futures contracts:
Average notional amount of contracts - long	2,009,953
Average notional amount of contracts - short	12,243,952
Options:
Average value of option contracts purchased	5,530
Average value of option contracts written	2,974

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $15,653,356, which represents 25.7% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2023 is $1,249,415, which represents 2.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,742,061	$-
Corporate Bonds	-	49,867,840	-
Foreign Government Bonds	-	3,061,965	-
Investment Companies	663,434	-	-
Commercial Paper	-	2,498,833	-
Total Investments in Securities	$663,434	$57,170,699	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,340,048	-
Total Assets	$663,434	$58,510,747	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$3,796	$-
Futures Contracts	206,803	-	-
Total Liabilities	$206,803	$3,796	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70255 05-23